Label	Element	Value
Metropolitan West Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW MetWest Floating Rate Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Floating Rate Income Fund (the “Fund”) seeks primarily to maximize current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate investments and in investments that are the economic equivalent of floating rate investments. These economically equivalent investments may include, but are not limited to, any combination of the following items: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; (iii) fixed-rate loans or debt, such as corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments; and (iv) written credit derivatives, which would give the Fund exposure to the credit of a single issuer or an index. The market value of written credit derivatives would count toward the 80% test specified above. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans or second lien floating rate loans. Debt instruments include convertible or preferred securities that produce income.
The portfolio managers may consider many factors in purchasing and selling investments for the Fund, such as a fundamental analysis of the issuer, the credit quality of the issuer and collateral for the investment, capital structure, leverage, operating results for the issuer and the business outlook for the issuer, industry or broader economy.
The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade (commonly known as “junk bonds”). Under normal circumstances, a substantial portion of the Fund’s portfolio consists of leveraged loans rated below investment grade or unrated.
The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in fixed income securities with respect to which the Fund has not entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. Those fixed income securities may include, but are not limited to, corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities.
The Fund’s portfolio securities may have any duration or maturity.
The Fund may invest in securities of foreign issuers, including issuers located in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets in loans and other securities of U.S. issuers or issuers with their primary operations, assets or management activities in the U.S. (including limited purpose controlled affiliates outside of the U.S. that borrow or issue securities primarily for the benefit of their U.S. parent companies or affiliates). The Fund may invest up to 20% of its assets in securities of foreign issuers. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 20% of the Fund’s assets. The Fund may invest up to 20% of its assets in emerging market securities.
Up to 15% of the Fund’s net assets may be invested in illiquid securities.
The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.
The Fund may invest up to 10% of its net assets in common stocks or other equity securities. In addition, the Fund may acquire and hold those securities (or rights to acquire such securities) in unit offerings with fixed income securities, in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income security, or upon the exercise of a right or warrant obtained on account of a fixed income security.
The Fund may use derivatives for hedging purposes, but is not required to do so, as well as to increase the total return on its portfolio investments. The types of derivative instruments in which the Fund will principally invest are options or futures on a security or an index of securities, options on futures, credit default swaps, and interest rate or foreign currency derivatives, including swaps and forward contracts.
The Fund may sell securities and other instruments short provided that not more than 15% of its net assets are held as collateral for those transactions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index and a secondary benchmark index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares and Class I shares of the Fund is June 28, 2013. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241‑4671.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index and a secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 241‑4671
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tcw.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Floating Rate Income Fund – Class M Shares Annual Total Returns for Years Ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year‑to‑Date Total Return of Class M Shares as of June 30, 2024: 4.86%

Highest:	6.99%	(quarter ended June 30, 2020)
Lowest:	-8.90%	(quarter ended March 31, 2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Per the SEC’s new Tailored Shareholder Reports rule, effective July 29, 2024, the Fund’s primary benchmark is the Bloomberg U.S. Universal Bond Index. The Fund will continue to show performance of the Morningstar LSTA U.S. Leveraged Loan Index, the Fund’s secondary benchmark.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for only Class M Shares. After‑tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for only Class M Shares. After‑tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

Metropolitan West Floating Rate Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in the Fund.
Metropolitan West Floating Rate Income Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Metropolitan West Floating Rate Income Fund | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Metropolitan West Floating Rate Income Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Market Risk: the risk that returns from the investments held by the Fund may underperform returns from the general securities markets or other types of securities.

Metropolitan West Floating Rate Income Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Interest Rate Risk: the risk that investments held by the Fund may decline in value because of changes in interest rates. This risk is greater during periods of rising inflation.

Metropolitan West Floating Rate Income Fund | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

Metropolitan West Floating Rate Income Fund | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

Metropolitan West Floating Rate Income Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Metropolitan West Floating Rate Income Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Although the Fund is normally able to sell loans within seven days, a substantial portion of the loans held by the Fund may also experience delayed settlement beyond that period, which can impair the ability of the Fund to pay redemptions or to re‑invest proceeds, or may require the Fund to borrow to meet redemptions. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

Metropolitan West Floating Rate Income Fund | Price Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Metropolitan West Floating Rate Income Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

Metropolitan West Floating Rate Income Fund | Bank Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Bank Loan Risk: the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan and delayed settlement. In addition, bank loans may not be considered securities under U.S. federal securities laws and, as a result, investments in bank loans may have less protection as compared to investments in registered securities.

Metropolitan West Floating Rate Income Fund | Senior Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Senior Loan Risk: the risk of investing in senior loans, which may be greater than the risk of investing in other types of securities, as a result of, among other factors, less readily available, reliable information about most senior loans than is the case for many other types of securities; possible loss of significant value before a default occurs; possible decline in value or illiquidity of collateral; and lack of an active trading market for certain senior loans.

Metropolitan West Floating Rate Income Fund | Second Lien Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Second Lien Loan Risk: the risk of investing in second lien loans, which generally are subject to similar risks as those associated with investments in senior loans as well as the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

Metropolitan West Floating Rate Income Fund | Mezzanine Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Mezzanine Securities Risk: the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non‑investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

Metropolitan West Floating Rate Income Fund | Securities Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

Metropolitan West Floating Rate Income Fund | Foreign Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

Metropolitan West Floating Rate Income Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Metropolitan West Floating Rate Income Fund | Equity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Equity Risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

Metropolitan West Floating Rate Income Fund | Futures Contracts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

Metropolitan West Floating Rate Income Fund | Swap Agreements Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

Metropolitan West Floating Rate Income Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

Metropolitan West Floating Rate Income Fund | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

Metropolitan West Floating Rate Income Fund | Junk Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

Metropolitan West Floating Rate Income Fund | Unrated Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

Metropolitan West Floating Rate Income Fund | Distressed and Defaulted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Metropolitan West Floating Rate Income Fund | Prepayment Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

Metropolitan West Floating Rate Income Fund | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk either by segregating an equal amount of liquid assets or by “covering” the transactions that introduce such risk.

Metropolitan West Floating Rate Income Fund | Portfolio Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

Metropolitan West Floating Rate Income Fund | U S Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.

Metropolitan West Floating Rate Income Fund | M Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	0.09%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	553
10 Years	rr_ExpenseExampleYear10	$ 1,238
2014	rr_AnnualReturn2014	2.01%
2015	rr_AnnualReturn2015	1.36%
2016	rr_AnnualReturn2016	6.04%
2017	rr_AnnualReturn2017	3.29%
2018	rr_AnnualReturn2018	0.40%
2019	rr_AnnualReturn2019	7.28%
2020	rr_AnnualReturn2020	2.99%
2021	rr_AnnualReturn2021	3.30%
2022	rr_AnnualReturn2022	(2.73%)
2023	rr_AnnualReturn2023	11.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year‑to‑Date Total Return of Class M Shares as of June 30, 2024:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.90%)
1 Year	rr_AverageAnnualReturnYear01	11.89%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Metropolitan West Floating Rate Income Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	$ 883
1 Year	rr_AverageAnnualReturnYear01	12.11%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Metropolitan West Floating Rate Income Fund | After Taxes on Distributions | M Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.11%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Metropolitan West Floating Rate Income Fund | After Taxes on Distributions and Sale of Fund Shares | M Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.93%
5 Years	rr_AverageAnnualReturnYear05	2.50%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.87%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Metropolitan West Floating Rate Income Fund | Bloomberg U.S. Universal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.17%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.44%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.08%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%	[4]
Metropolitan West Floating Rate Income Fund | Morningstar LSTA U.S. Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.32%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%

[1]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

[2]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2025, and the Adviser may not terminate the contract before that date. Although it does not expect to do so, the Board of Trustees is permitted to terminate this contract sooner in its discretion with written notice to the Adviser.

[3]
The “After Taxes on Distributions and Sale of Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.

[4]
Per the SEC’s new Tailored Shareholder Reports rule, effective July 29, 2024, the Fund’s primary benchmark is the Bloomberg U.S. Universal Bond Index. The Fund will continue to show performance of the Morningstar LSTA U.S. Leveraged Loan Index, the Fund’s secondary benchmark.